Warrants (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Oct. 03, 2025	Sep. 30, 2025	Dec. 31, 2024	Jan. 25, 2023	Jan. 24, 2023
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 230	$ 230	$ 40.00		$ 230
Shares issued, price per share						$ 25.00	$ 40.00
Warrants issued			250,000
Beneficial ownership limitation percentage		4.99%		4.99%
Beneficial ownership limitation percentage increasable		9.99%		9.99%
Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Shares issued, price per share	360.00	$ 360.00
Series B Convertible Preferred Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Sale of Stock, Price Per Share	$ 800
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Sale of Stock, Price Per Share				$ 589
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member] | Unaffiliated Third-Party Investors [Member]
DisclosureWarrantsLineItems [Line Items]
Sale of Stock, Price Per Share				800
Series B Warrant [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Sale of Stock, Price Per Share				211
Public and Private Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercisable description	The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.	The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 0.01	$ 0.01
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	287,500	287,500			287,500
Private Placement Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	13,205	13,205			13,205
PIPE Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 100.00	$ 100.00			$ 100.00
Warrants description	The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.	The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.
PIPE Warrants [Member] | Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	51,125	51,125			51,125
Abaca Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	250,000	250,000			250,000
Warrant exercise price	$ 40.00	$ 40.00			$ 40.00
Warrants term	5 years	5 years
Series B Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price		$ 1.5528		$ 7.7644
Series B Warrants [Member] | Common Class A [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 1.5528	$ 7.7644
Warrants issued	9,920,144	1,999,544		1,999,544